Securities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amortized Cost	$ 12,172,229
Fair Value	12,157,076	$ 9,913,517
Maturities Up to 12 months	1,486,588
Maturities Over 12 months	10,628,888
Amortized Cost	1,053,923
Fair Value	1,059,923	665,242
No maturity	41,600
Government Latin America One [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	11,518,870
Fair Value	11,525,845	8,279,684
Maturities Up to 12 months	1,215,233
Maturities Over 12 months	10,310,612
Government North America [Member]
IfrsStatementLineItems [Line Items]
Fair Value		177,006
Government Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	11,518,870
Fair Value	11,525,845	8,456,690
Maturities Up to 12 months	1,215,233
Maturities Over 12 months	10,310,612
Corporate Bonds And Other Instruments Certificate Of Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	16,036
Maturities Over 12 months	195,435
Amortized Cost	210,971
Fair Value	211,471
Corporate Bonds And Other Instruments 1 Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	74,941
Maturities Over 12 months	108,202
Amortized Cost	206,190
Fair Value	183,143	1,120,206
Corporate Bonds And Other Instruments 1 Investment Funds [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	41,173
Fair Value	41,600	23,221
No maturity	41,600
Corporate Bonds And Other Instruments 1 Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	180,378
Maturities Over 12 months	7,305
Amortized Cost	187,693
Fair Value	187,683	303,970
Corporate Bonds And Other Instruments 1 Real Estate And Agribusiness [Member]
IfrsStatementLineItems [Line Items]
Maturities Over 12 months	7,334
Amortized Cost	7,332
Fair Value	7,334	9,430
Corporate Bonds And Other Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	271,355
Maturities Over 12 months	318,276
Amortized Cost	653,359
Fair Value	631,231	$ 1,456,827
No maturity	$ 41,600